Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jul. 22, 2019	Jul. 22, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	May 01, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Textual)
Common Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001		$ 0.0001
Operating bank account	$ 184,224,000				$ 184,224,000		$ 204,301,000		$ 141,590,000
Predecessor Company
Description of Organization and Business Operations (Textual)
Sale of Stock, Price Per Share		$ 10.00	$ 10.00			$ 10.00
Sale of Stock, Description of Transaction		The registration statement for the Company’s Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the “Units”), including 5,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters’ over-allotment option (Note 5).
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						$ 5,000,001
Business Acquisition, Description of Acquired Entity					The Company's sponsor is Conyers Park II Sponsor LLC, a Delaware limited liability company (the "Sponsor"). The registration statement for the Company's Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the "Units"), including 5,000,000 additional Units to cover over-allotments (the "Over-Allotment Units"), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters' over-allotment option (Note 5).
Gross proceeds from issuance of common stock				$ 450,000,000	$ 450,000,000
Payments of Stock Issuance Costs				587,474	587,474
Public Shares for a pro rata portion						$ 10.00
Operating bank account	951,060			1,223,868	951,060	$ 514,982
Working capital	$ 452,816,525				$ 452,816,525	3,921,932
Interest income						$ 5,275,531
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	15.00%				15.00%	50.00%
Initial public offering, description					(a) that would modify the substance or timing of the Company's obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021, (the "Combination Period") or (b) which adversely affects the rights of holders of the Class A common stock, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Marketable Securities	$ 1,040,000				$ 1,040,000
Liquidity, description					The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less up to $1,000,000 for working capital, taxes payable and deferred underwriting commissions) to complete its initial Business Combination. To the extent necessary, the Sponsors, members of the Company’s management team or any of their respective affiliates or other third parties may but are not obligated to, loan the Company funds as may be required, up to $1,500,000. Such loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant.
Offering cost amount						$ 7,333,333
Gross proceeds			$ 450,000,000
Maturity period					$ 185
Aggregate fair value market, percentage	80.00%				80.00%	80.00%
Franchise taxes					$ 100,000
Working capital withdrawn value	$ 1,000,000				1,000,000	$ 1,000,000
Proceeds from Issuance of Private Placement				$ 11,000,000	$ 11,000,000
Predecessor Company | Asset Backed Revolving Credit Facility [Member]
Description of Organization and Business Operations (Textual)
Principal amount						400,000,000
Predecessor Company | Senior Secured Credit Facility [Member]
Description of Organization and Business Operations (Textual)
Principal amount						$ 2,100,000,000
Trust Account [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Sale of Stock, Price Per Share	$ 1.50				$ 1.50
Working capital	$ 1,000,000				$ 1,000,000
Marketable Securities	$ 1,500,000				$ 1,500,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Textual)
Common Stock, Par or Stated Value Per Share							$ 0.0001
Class A Common Stock [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Sale of Stock, Price Per Share						$ 12.00
Common Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001	$ 0.0001
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 5,000,001				$ 5,000,001
Public Shares for a pro rata portion	$ 10.00				$ 10.00
Number of aggregate shares issued (in Shares)						203,750,000
Shares subject to forfeiture						5,000,000
Sponsor [Member] | Predecessor Company | Subscription Agreements [Member]
Description of Organization and Business Operations (Textual)
Initial public offering, shares						20,000,000
Proceeds from Issuance of Private Placement						$ 200,000,000
Investor [Member] | Predecessor Company | Subscription Agreements [Member]
Description of Organization and Business Operations (Textual)
Initial public offering, shares						50,000,000
Proceeds from Issuance of Private Placement						$ 500,000,000
IPO [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Initial public offering, shares			45,000,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Gross proceeds from issuance of common stock			$ 450,000,000
Payments of Stock Issuance Costs			25,360,000
Payments for Commissions			15,750,000
Gross proceeds			$ 450,000,000
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Initial public offering, shares							7,333,333
Private Placement [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Sale of Stock, Price Per Share	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	50.00%				50.00%
Offering cost amount	$ 7,333,333	$ 7,333,333	$ 7,333,333		$ 7,333,333
Gross proceeds	$ 11.0		$ 11,000,000			$ 11.0
Private Placement [Member] | Class A Common Stock [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Sale of Stock, Price Per Share		$ 11.50	$ 11.50			$ 11.50
Private Placement [Member] | Investor [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Textual)
Initial public offering, shares							51,130,000
Sale of Stock, Price Per Share							$ 10.00
Over-Allotment Option [Member] | Predecessor Company
Description of Organization and Business Operations (Textual)
Initial public offering, shares			5,000,000